Notes Payable Non-Convertible (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)			1 Months Ended		12 Months Ended
	Jun. 04, 2022	Feb. 04, 2022	Dec. 20, 2021	Nov. 17, 2020	Jul. 31, 2022	Jul. 31, 2021	Jul. 27, 2022	Oct. 22, 2018
Notes Payable Non-Convertible (Details) [Line Items]
Amortized cost					$ 1,294,201
Debt discount outstanding					0	$ 5,355,322
Principal amount			$ 3,500,000
Amendment fees			1,418,744		1,418,744
Proceeds to fund acquisitions		$ 10,000,000			6,000,000
Extinguishment of debt					5,479,865
Total unamortized debt discount					180,750
Secured loan		10,000,000
Recognized in OID		250,000
Debt issuance cost		220,000
Total unamortized debt discount		313,334
Principal balance					$ 10,000,000		$ 165,000
Credit agreement, description					1. Maximum Allowed - Senior Leverage Ratio of 4.06 to 1.00 2. Minimum Allowed - EBITDA of $3,719,589 3. Minimum Allowed - Liquidity of $2,000,000 4. Maximum Allowed - Capital Expenditures of $94,798 (Quarterly) 5. Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00 6. Maximum Allowed - Churn of 3.00% at any
Equity ownership percentage					100.00%
Aggregate amount	$ 250,000
Annual interest rate							8.00%
Debt discount		241,000,000			$ 2,064	2,809
Interest expense					60,250
Principal payment					250,000
Unsecured adjustable promissory notes					1,750,000
Minimum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate	0.00%
Maximum [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Annual interest rate	18.00%
Term Loan C Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest					$ 199,413
November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					12.00%
August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					12.00%
Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Transaction related expenses				$ 964,000
Skynet Telecom LLC [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Total unamortized debt discount					$ 4,061,121
Unsecured Promissory Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note		1,800,000
Unsecured Adjustable Promissory Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note		$ 200,000
T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Additional amount received				6,000,000
Loan increment				1,000,000
Net proceeds				13,036,000
Discounts cost				964,000
Non-convertible [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note								$ 50,000
Base annual interest rate								8.00%
Non-convertible [Member] | Secured promissory note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount outstanding					50,000	$ 50,000
Term Loan A Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Principal amount					22,168,515
Accrued interest					$ 530,672
Term Loan A Note [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note				10,500,000
Secured loan				20,000,000
Term Loan B Note [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Accrued interest			$ 187,442
Term Loan B Note [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Promissory note				$ 3,500,000
Interest rate description of LIBOR					Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Term Loan A [Member] | T3 Communications, Inc. [Member] | Credit Agreement and Notes [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate description of LIBOR					Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.
Minimum [Member] | November 17, 2024 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					1.50%
Minimum [Member] | August 04, 2023 [Member]
Notes Payable Non-Convertible (Details) [Line Items]
Interest rate of LIBOR					1.50%